UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [] is a restatement.
                                  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Vantage Investment Partners, LLC
Address: 8500 Shawnee Mission Parkway Suite 200
Merriam, KS  66202

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required intems, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John G. Woolway
Title: President
Phone:  913-895-0435

Signature, Place, and Date of Signing:

John G. Woolway Merriam, Kansas, December 31, 2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[] 13F NOTICE.
[] 13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 1
Form 13F Information Table Value Total:

List of Other Included Managers: NONE

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

	FORM 13F INFORMATION TABLE					    VALUE	SHARES/	        SH/	PUT/	INVSTMT	OTHER	          VOTING AUTHORITY
______NAME OF ISSUER_________			TITLE OF CLASS	   CUSIP   (x$1000)	PRN AMT 	PRN	CALL	DSCRETN	MANAGERS  	 SOLE  	SHARED 	NONE
FORD MOTOR CO					COM		345370860  124790	11597610	SH		SOLE	0		11597610     0   0